Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Summary Of Earnings per Shares, basic and diluted
Presented in the table below is a reconciliation of the numerator and d
e
nominator for the basic and diluted earnings per share (“EPS”) calculations for the periods ended:

	Three months ended September 30,		Nine months ended September 30,
(in ‘000)	2021	2020	2021	2020
Numerator:
Net loss attributable to the Company	$(4,508)	$(5,648)	$(12,474)	$(19,474)
Less dividends to preferred shareholder	(7,897)	(7,139)	(22,822)	(20,492)
Add premium on preferred conversion to common shares	4,074		4,074

Net loss attributable to common shareholders	$(8,331)	$(12,787)	$(31,222)	$(39,966)
Denominator:
Weighted average common shares, basic and diluted (in number)	30,732,921	30,281,520	30,433,641	30,285,684

Net loss per share attributable to common shareholder, basic and diluted	$(0.27)	$(0.42)	$(1.03)	$(1.32)

Presented in the table below is a reconciliation of the numerator and denominator for the basic and diluted earnings per share (“EPS”) calculations for the year ended:

(in ‘000)	December 31, 2020	December 31, 2019
Numerator:
Net loss attributable to the Company	$(35,201)	$(23,443)
Less dividends to preferred shareholder	(26,899)	(21,647)

Net loss attributable to common shareholders	$(62,100)	$(45,090)
Denominator:
Weighted average common shares, basic and diluted (in number)	31,650,173	31,169,435

Net loss per share attributable to common shareholder, basic and diluted	$(1.96)	$(1.45)

Summary Of Diluted Shares Outstanding
The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

(number of shares)	September 30, 2021	September 30, 2020
Series C Convertible Preferred Stock	—	2,566,186
Stock Options	—	432,500

The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

(number of shares)	December 31, 2020	December 31, 2019
Series C Convertible Preferred Stock	2,566,186	2,566,186
Stock Options	432,500	399,151